General and administrative expenses	12 Months Ended
Dec. 31, 2018
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General and administrative expenses

NOTE 12. GENERAL AND ADMINISTRATIVE EXPENSES

The following table shows the major classes of general and administrative expenses for fiscal years ended December 31, 2018 and 2017:

	Fiscal years
	2018	2017
Legal costs	$896,489	$249,275
Professional fees	282,153	117,840
Rent	72,368	102,826
Payroll expenses	823,966	699,311
Other general and administrative expenses	273,385	301,815

Total general and administrative expenses	$2,348,361	$1,471,067